Loans And Fair Value Measurement - Schedule of Outstanding Balances of Company’s Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Balances of Company’s Loans [Abstract]
Short-term loan from banks	$ 355	$ 293
Convertible loan from shareholders		1,512
Embedded derivative and conversion component of a convertible loan		5,061
Short-term credit from shareholders		860
Total	$ 355	$ 7,726